Finance Receivables (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Portfolio
Notes Receivable, Net	$ 41,665	$ 29,286	$ 6,500
Less: current portion	(957)	(660)	(230)
Total noncurrent portion of finance receivables	40,708	28,626	6,270
Life Science Royalty Purchases [Member]
Portfolio
Notes Receivable, Net	7,871	7,866
Life Science Term Loans [Member]
Portfolio
Notes Receivable, Net	$ 33,794	$ 21,420	$ 6,500